N-2	Aug. 01, 2023
Cover [Abstract]
Entity Central Index Key	0001828377
Amendment Flag	false
Securities Act File Number	333-249533
Document Type	8-K
Entity Registrant Name	FORTITUDE GOLD CORPORATION
Entity Address, Address Line One	2886 Carriage Manor Point
Entity Address, City or Town	Colorado Springs
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80906
City Area Code	719
Local Phone Number	717-9825
Entity Emerging Growth Company	true
Entity Ex Transition Period	true